REAL ESTATE PROPERTY, NET	12 Months Ended
Dec. 31, 2019
Real Estate [Abstract]
REAL ESTATE PROPERTY, NET
NOTE 3:-	REAL ESTATE PROPERTY, NET

	Land	Building	Condominium units	Currency translation adjustment	Total
Cost:

At January 1, 2018	$33,874	$188,774	$20,705	$(3,410)	$239,943
Additions	-	2,056	708	(3,208)	(444)

At December 31, 2018	33,874	190,830	21,413	(6,618)	239,499
Additions	-	934	173	1,981	3,088
Reclassification – Property held for sale	(7,559)	(26,178)	-	-	(33,737)

At December 31, 2019	26,315	165,586	21,586	(4,637)	208,850

Accumulated depreciation:

At January 1, 2018	-	21,205	2,114	(102)	23,217
Depreciation charge for the year	-	3,931	392	(390)	3,933

At December 31, 2018	-	25,136	2,506	(492)	27,150
Depreciation charge for the year	-	3,948	392	417	4,757
Reclassification - Property held for sale	-	(4,166)	-	-	(4,166)

At December 31, 2019	-	24,918	2,898	(75)	27,741

Real estate property, net:

At December 31, 2019	$26,315	$144,836	$18,688	$(4,564)	$181,109

At December 31, 2018	$33,874	$165,694	$18,907	$(6,126)	$212,349

Balance of property held for sale is comprised of Retail portfolio in Bavaria, Germany.
For details regarding the portfolio definitive sale agreement , see Note 19b.

Estimated depreciation expenses by years are as follows:

Year	Estimated depreciation expenses

2020	3,497
2021	3,497
2022	3,497
2023 and thereafter	144,303

154,794